Derivative liability (Tables)	9 Months Ended
Sep. 30, 2019
Derivative liability
Schedule of changes in fair values of the derivative liability

	September 30,	December 31,
	2019	2018
Balance, beginning	$4,752,875	$3,655,690
Warrants issued	—	8,935,289
Warrants exercised	(607,133)	(131,053)
Changes in fair value of derivative liabilities	3,412,917	(7,707,051)
Balance, ending	$7,558,659	$4,752,875